Related Party Transactions and Balances - Schedule of Accounts Receivable and Other Receivable Due From Related Parties (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivable and Other Receivable Due From Related Parties [Line Items]
Total accounts receivable	$ 1,442	$ 5,430
Total other receivable	362	364
Flakeshield [Member]
Schedule of Accounts Receivable and Other Receivable Due From Related Parties [Line Items]
Total accounts receivable	1,442	5,282
Total other receivable	362	364
Kirby Singapore [Member]
Schedule of Accounts Receivable and Other Receivable Due From Related Parties [Line Items]
Total accounts receivable		$ 148